Fair Value Measurement - Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) $ in Thousands, ¥ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CNY (¥)	Dec. 31, 2013 USD ($)
Financial assets:
Cash and cash equivalents	$ 82,124	$ 156,540			$ 1,031
Restricted cash and bank deposits with maturity over three months	83,191	337
Short-term investments		27,354	$ 27,354	¥ 170
Finance lease receivable	30,322
Investment in an affiliate	13,950
Derivative asset	2,328
Total assets	709,570	587,907
Financial assets:
Restricted cash and bank deposits with maturity over three months	46,312
Derivative asset	2,328
Financial liabilities:
Other liabilities	73,394	60,905
Convertible bonds		32,575
Financing and capital lease obligations	8,796	10,092
Total liabilities	493,012	325,799
Estimate of Fair Value
Financial assets:
Derivative asset	2,328
Financial assets:
Cash and cash equivalents	82,124	156,540
Restricted cash and bank deposits with maturity over three months	83,191	9,349
Accounts and notes receivable	90,786	33,755
Short-term investments		27,354
Other receivable	3,139
Finance lease receivable	30,322
Investment in an affiliate	15,149
Derivative asset	2,328
Total assets	307,309	226,998
Financial liabilities:
Borrowings	164,851	48,286
Accounts and notes payable	137,232	137,635
Other liabilities	73,436	60,905
Convertible bonds	54,315	39,423
Financing and capital lease obligations	8,796	10,092
Total liabilities	438,630	296,341
Carrying Amount
Financial assets:
Cash and cash equivalents	82,124	156,540
Restricted cash and bank deposits with maturity over three months	83,191	9,349
Accounts and notes receivable	90,786	33,755
Short-term investments		27,354
Other receivable	3,139
Finance lease receivable	30,322
Investment in an affiliate	13,950
Derivative asset	2,328
Total assets	305,480	226,998
Financial assets:
Derivative asset	2,328
Financial liabilities:
Borrowings	164,851	48,286
Accounts and notes payable	137,232	137,635
Other liabilities	73,436	60,905
Convertible bonds	54,062	32,575
Financing and capital lease obligations	8,796	10,092
Total liabilities	$ 438,377	$ 289,493